SHORT-TERM BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of
				June 30, 2024	December 31, 2023
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	627,922	627,881
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	270,826	297,203
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	126,486	126,477
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	154,926	154,915
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	381,229	381,204

			Total:	1,561,389	1,587,680